Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in) / provided by financing activities	¥ (17,476)	$ (2,533)	¥ (76,650)	¥ 75,810
Net cash used in investing activities	26,853	3,893	26,442	(144,415)
Net cash provided by/ (used in) financing activities	(148,040)	(21,464)	(54,520)	315
Effect of exchange rate changes	341	49	3,080	(7,054)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(138,322)	(20,055)	(101,648)	(75,344)
Cash and cash equivalents and restricted cash at the beginning of year	254,582	36,911	356,230	431,574
Cash and cash equivalents and restricted cash at the end of year	116,260	16,856	254,582	356,230
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in) / provided by financing activities	195,530	28,349	(24,383)	(17,412)
Net cash used in investing activities	(2,690)	(390)	(4,859)	(6,525)
Net cash provided by/ (used in) financing activities	(153,040)	(22,189)	(54,520)	5,257
Effect of exchange rate changes	(18,651)	(2,704)	4,361	(3,686)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	21,149	3,066	(79,401)	(22,366)
Cash and cash equivalents and restricted cash at the beginning of year	12,722	1,845	92,123	114,489
Cash and cash equivalents and restricted cash at the end of year	¥ 33,871	$ 4,911	¥ 12,722	¥ 92,123